Warrants (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			293,332		7,950,000
Exercise price of warrants			$ 2.79	$ 3.50	$ 2.79	$ 3.70
Proceeds from warrant holders			$ 777,000
Common stock issued upon exercise of warrants, shares			4,750,590
Class of warrant or right, unissued			4,466,375
Warrants exchanged for common stock			3,618,672
Aggregate intrinsic value of all outstanding and exercisable warrants			$ 0	$ 0
Securities Purchase Agreement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants	7,950,000	1,250,006
Exercise price of warrants	$ 0.10	$ 3.00
Warrant expiration date	Feb. 04, 2017
Securities Purchase Agreement Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants		$ 3.50
Warrant expiration period		9 months
Securities Purchase Agreement Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			40,000
Exercise price of warrants		$ 4.50
Warrant expiration period		5 years
Warrants [Member] | Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants		1,290,006
Exercise price of warrants		$ 3.00